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Lord Abbett Diversified Equity Strategy Fund
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Supplement [Text Block]	cik0000911507_SupplementTextBlock

LORD ABBETT INVESTMENT TRUST
Lord Abbett Diversified Equity Strategy Fund

Supplement dated April 3, 2017 to the

Summary Prospectus, Prospectus, and Statement of Additional Information dated April 1, 2017

This supplement updates certain information contained in the Fund’s summary prospectus, prospectus, and statement of additional information (“SAI”). Please review this important information carefully.

On February 16, 2017, the Board of Trustees of Lord Abbett Investment Trust approved a number of changes to reposition Lord Abbett Diversified Equity Strategy Fund into Lord Abbett’s Multi-Asset Class suite of Funds. The Fund will continue to seek capital appreciation and will continue to invest primarily in Lord Abbett Funds that invest in equity securities across all market capitalizations of U.S. and select international companies, but also will have the flexibility to allocate up to 25% of its portfolio to underlying funds that primarily invest in fixed income securities. The specific changes, which will take effect on or about May 1, 2017 and will be reflected in a new summary prospectus, prospectus, and SAI to be issued on or about May 1, 2017, are:

Name Change. The Fund will be re-named “Lord Abbett Multi-Asset Focused Growth Fund.”

Investment Policy and Principal Investment Strategy Changes. Certain of the Fund’s principal investment strategies will be modified, including: (i) to permit the Fund to invest up to 25% of its assets in fixed income securities; (ii) to reduce the Fund’s target allocation for equity securities from 100% of the Fund’s assets to a range of 75% to 100%; (iii) to increase the Fund’s target allocation range for foreign securities from 0% to 25% to 0% to 35%; and (iv) to increase the number of affiliated mutual funds managed by Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment adviser, in which the Fund may invest in pursuit of its investment objective, consistent with its principal investment strategies, as discussed below. In addition, the Fund will implement an active tactical asset allocation strategy, and will actively adjust its exposure among the underlying funds in response to market fluctuations or to seek investment opportunities the Fund’s portfolio managers believe are attractive.

Additional Underlying Funds. In accordance with the Fund’s new principal investment strategy, the Fund will have the flexibility to invest in any Lord Abbett Fund except (1) the state-specific municipal funds organized under Lord Abbett Municipal Income Fund, Inc.; (2) the funds organized under Lord Abbett Series Fund, Inc.; and (3) any Lord Abbett fund-of-funds. Accordingly, disclosure in the section of the prospectus titled “Appendix B: Underlying Funds of the Fund” will be updated to include the following additional affiliated funds managed by Lord Abbett in which the Fund will be permitted to invest: Lord Abbett AMT Free Municipal Bond Fund; Lord Abbett Bond Debenture Fund; Lord Abbett Calibrated Dividend Growth Fund; Lord Abbett Convertible Fund; Lord Abbett Core Fixed Income Fund; Lord Abbett Core Plus Bond Fund; Lord Abbett Emerging Markets Corporate Debt Fund; Lord Abbett Emerging Markets Currency Fund; Lord Abbett Emerging Markets Local Bond Fund; Lord Abbett Floating Rate Fund; Lord Abbett Global Core Equity Fund; Lord Abbett High Yield Fund; Lord Abbett High Yield Municipal Bond Fund; Lord Abbett Income Fund; Lord Abbett Inflation Focused Fund; Lord Abbett Intermediate Tax Free Fund; Lord Abbett Micro Cap Growth Fund; Lord Abbett Micro Cap Value Fund; Lord Abbett National Tax Free Fund; Lord Abbett Short Duration High Yield Municipal Bond Fund; Lord Abbett Short Duration Income Fund; Lord Abbett Short Duration Tax Free Fund; Lord Abbett Small Cap Value Fund; Lord Abbett Total Return Fund; Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund; and Lord Abbett Ultra Short Bond Fund.

Additional Principal Risks. The Fund will be subject to additional principal risks as a result of the changes to its investment policies and principal investment strategies. Accordingly, the following risks will be added as principal risks of the Fund: Fixed Income Securities Risk; High-Yield Securities Risk; Senior Loan Risk; Municipal Securities Risk; Credit Risk; Interest Rate Risk; Inverse Floaters Risk; Sovereign Debt Risk; New Underlying Fund Risk; Mortgage-Related and Other Asset-Backed Securities Risk; Inflation-Linked Investments Risk; and Government Securities Risk.

Discontinuation of Contractual Management Fee Waiver. The agreement under which Lord Abbett previously waived a portion of its management fee expired on March 31, 2017. This contractual management fee waiver has been discontinued and Lord Abbett presently is waiving the Fund’s entire management fee on a voluntary basis. This voluntary management fee waiver may be discontinued at any time without notice, and it is anticipated that it will be discontinued on or about May 1, 2017 in connection with the changes discussed above. These changes are reflected in the table under “Fees and Expenses” in the Fund’s prospectus.

Please retain this document for your future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Diversified Equity Strategy Fund